Note 18 - Property, Plant and Equipment (Details Textual)		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2024 USD ($) GT	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 20,423,000	$ 27,581,000	$ 29,606,000		$ 48,220,000		$ 31,269,000		$ 24,778,000
Impairment loss recognised in profit or loss, property, plant and equipment		1,711,000	877,000		8,209,000
Total property, plant and equipment		189,456,000	$ 179,649,000	[1]	$ 178,983,000	[1]	$ 149,102,000	[1]	$ 126,479,000	[1]	$ 183,663,000	$ 181,027,000	$ 179,424,000	$ 172,784,000	$ 181,710,000	$ 179,824,000	$ 178,692,000	$ 170,410,000	$ 159,566,000	$ 142,965,000	$ 136,563,000	$ 131,671,000	$ 116,709,000	$ 112,210,000	$ 109,376,000	$ 106,512,000		$ 102,077,000	$ 97,575,000	$ 94,579,000
Peak capex		$ 34,900,000
Weighted average cost of capital, percentage		16.60%
Applicable tax rate		25.75%
Cut off grade		2.1	2.1
Capital commitments		$ 2,503,000	$ 2,035,000
Blanket Mine [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		0
Bottom of range [member]
Statement Line Items [Line Items]
Gold price, price per ounce		$ 2,136
Grade range		2.81
Production per annum (Gigaton) | GT		71,082
On mine cost		$ 838
Recovered grade		2.63
Top of range [member]
Statement Line Items [Line Items]
Gold price, price per ounce		$ 2,575
Grade range		3.81
Production per annum (Gigaton) | GT		96,284
On mine cost		$ 1,135
Recovered grade		3.57
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment		$ 317,000	$ 1,962,000
Drill rigs [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		309,000
Lima plant [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		1,204,000
Sinking headgear [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		91,000
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		107,000
Impaired assets [member]
Statement Line Items [Line Items]
Total property, plant and equipment		$ 0

[1]	Refer to note 41.